Operating expenses and cost of services (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses and cost of services
Wages, maintenance and other vessel operating costs	$ 45.5	$ 37.3	$ 31.8
Expenses relating to fleet equipment (mainly containers and chassis)	37.0	37.3	31.5
Bunker and lubricants	1,146.7	1,286.0	1,098.8
Insurance	30.5	34.5	21.5
Expenses related to cargo handling	2,102.1	2,013.1	1,671.4
Port expenses	508.9	461.8	500.7
Agents' salaries and commissions	250.5	251.7	209.5
Cost of related services and sundry	212.5	285.2	216.9
Slots purchase and hire of vessels	90.5	74.4	79.4
Hire of containers	36.6	31.9	23.6
Total operating expenses and cost of services	$ 4,460.8	$ 4,513.2	$ 3,885.1